Borrowings (Pre-Swap annual contractual maturities) (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pre-swap annual contractual maturities of long-term debt outstanding
2016	$ 5,273
2017	5,674
2018	4,691
2019	4,003
2020	4,505
2021 and beyond	14,675
Total	$ 38,820	$ 39,737